Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	CORONADO BIOSCIENCES INC	CORONADO BIOSCIENCES INC
Entity Central Index Key	0001429260	0001429260
Document Type	S-1	S-1
Document Period End Date	Mar. 31, 2012	Dec. 31, 2011
Amendment Flag	false	false
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company